Exhibit 99.1

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017

I.	Available Collections
	A.	Credits
		1.	Scheduled Payments from Obligors Applied to Collection Period
			a.	Scheduled Principal Payments	$6,334,243.63
			b.	Scheduled Interest Payments	$623,225.95
			c.	Total Scheduled Payments (a+b)	$6,957,469.58
		2.	Prepayment Activity
			a.	Principal Collections	$4,906,391.61
			b.	Interest Collections	$8,355.24
			c.	Total (a+b)	$4,914,746.85
		3.	Repurchase Amount From Repurchased Receivable
			a.	Principal Payments	$—
			b.	Interest Payments	$—
			c.	Total (a+b)	$—
		4.	Recovery of Defaulted Receivable
			a.	Principal Recovery Amount	$46,345.89
			b.	Principal Balance of Defaulted Receivable	$101,658.29
			c.	Net Principal Realized Loss (Gain)	$55,312.40
		5.	Available Collections
			a.	Available Principal Collections	$11,286,981.13
			b.	Available Interest Collections	$631,581.19
			c.	Available Collections (a+b)	$11,918,562.32

II.	Available Funds
	A.	Available Funds
		1.	Available Collections		$11,918,562.32
		2.	Reserve Fund Excess Amount		$313.50
		3.	Total Available Funds (1+2)		$11,918,875.82
	B.	Reserve Fund Draw Amount (Required Payments exceeding Available Funds)			$—

III.	Investment Income
	A.	Investment Income on Collection Account (as of month end)			$2,941.77

IV.	Receivable Pool & Note Balance
	A.	Original Pool Balance			$503,778,687.33
	B.	Net Pool Balance as of the Beginning of the Collection Period			$191,017,341.30
	C.	Net Pool Balance as of the End of the Collection Period			$179,675,047.77
	D.	Aggregate Note Balance as of the End of the prior Payment Date			$187,239,001.15
	E.	Aggregate Note Balance as of the End of the related Payment Date			$175,896,707.62
	F.	Aggregate Class A Notes Balance as of the End of the prior Payment Date			$178,419,001.15
	G.	Aggregate Class A Notes Balance as of the End of the related Payment Date			$167,076,707.62
	H.	Class B Notes Balance as of the End of the prior Payment Date			$8,820,000.00
	I.	Class B Notes Balance as of the End of the related Payment Date			$8,820,000.00

V.	Overcollateralization Information
	A.	Initial Overcollateralization			$3,778,687.33
	B.	Reserve Balance			$1,259,446.72
	C.	Credit Enhancement Target (1.5% of Net Pool Balance as of the End of the Collection Period)			$2,695,125.72
	D.	Target Overcollateralization (Greater of Credit Enhancement Target less Reserve or 0.75% of Original Pool Balance)			$3,778,340.15
	E.	Overcollateralization Amount as of the End of Collection Period			$3,778,340.15

VI.	Class A and Class B Principal Balances for the Collection Period
	A.	Principal Balance
		1.	Class A-1 Beginning Balance		$—
		2.	Class A-1 Ending Balance		$—
		3.	Class A-2 Beginning Balance		$—
		4.	Class A-2 Ending Balance		$—
		5.	Class A-3 Beginning Balance		$104,239,001.15
		6.	Class A-3 Ending Balance		$92,896,707.62
		7.	Class A-4 Beginning Balance		$74,180,000.00
		8.	Class A-4 Ending Balance		$74,180,000.00
		9.	Class B Beginning Balance		$8,820,000.00
		10.	Class B Ending Balance		$8,820,000.00

VII.	Reserve Account Balance for the Collection Period
	A.	Initial Reserve Account Deposit			$1,259,446.72
	B.	Beginning Reserve Account Balance			$1,259,446.72
	C.	Investment Income on Reserve Account Balance (as of month end)			$313.50
	D.	Reserve Account Excess Amount			$313.50
	E.	Reserve Fund Draw Amount			$—
	F.	Maximum Reserve Amount Available for Draw			$1,259,446.72
	G.	Ending Reserve Account Balance			$1,259,446.72
1

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017

VIII.	Summary of Cash Disbursements
	A.	Investment Income on Collection Account (as of Month End) to Servicer			$2,941.77
	B.	Available Funds			$11,918,875.82
	C.	Servicing Fee to the Servicer			$159,181.12
	D.	Interest paid to Class A Notes
		1.	Class A-1 Notes		$—
		2.	Class A-2 Notes		$—
		3.	Class A-3 Notes		$104,239.00
		4.	Class A-4 Notes		$95,197.67
		5.	Total		$199,436.67
	E.	First Priority Principal Payment Amount
		1.	Class A-1 Notes		$—
		2.	Class A-2 Notes		$—
		3.	Class A-3 Notes		$—
		4.	Class A-4 Notes		$—
		5.	Total		$—
	F.	Interest paid to Class B Notes			$14,406.00
	G.	Second Priority Principal Payment Amount
		1.	Class A-1 Notes		$—
		2.	Class A-2 Notes		$—
		3.	Class A-3 Notes		$7,563,953.38
		4.	Class A-4 Notes		$—
		5.	Class B Notes		$—
		6.	Total		$7,563,953.38
	H.	Deposit from Remaining Available Funds to fund Reserve Account			$—
	I.	Regular Allocation of Principal
		1.	Class A-1 Notes		$—
		2.	Class A-2 Notes		$—
		3.	Class A-3 Notes		$3,778,340.15
		4.	Class A-4 Notes		$—
		5.	Class B Notes		$—
		6.	Total		$3,778,340.15
	J.	Unpaid Fees and Expenses to the Trustee			$—
	K.	Legal Expenses and Costs Incurred to the Servicer			$—
	L.	Remaining Available Funds to the Certificate Holders			$203,558.50

IX.	Servicing Fee to the Servicer
	A.	Available Funds			$11,918,875.82

	B.	Servicing Fee
		1.	Current Servicing Fee Accrued		$159,181.12
		2.	Unpaid Servicing Fees From Prior Collection Periods		$—
		3.	Total Servicing Fee Due		$159,181.12
		4.	Payment of Servicing Fee from Available Funds		$159,181.12
		5.	Payment of Servicing Fee from Reserve Account Draw Amount		$—
		6.	This period unpaid Servicing Fee		$—

	C.	Total Servicing Fee Paid			$159,181.12

	D.	Remaining Available Funds			$11,759,694.70

X.	Interest Distributions to Class A Noteholders
	A.	Class A-1 Accrued Note Interest
		1.	Class A-1 Interest Rate		0.38%
			a.	Class A-1 Accrual Days	28
		2.	Class A-1 Monthly Interest		$—
		3.	Class A-1 Interest Carryover Shortfall		$—
		4.	Class A-1 Interest on Interest Carryover Shortfall		$—
		5.	Class A-1 Accrued Note Interest		$—
		6.	Payment of Class A-1 Accrued Note Interest from Available Funds		$—
		7.	Payment of Class A-1 Accrued Note Interest from Reserve Account Draw Amount		$—
		8.	This period Class A-1 Interest Carryover Shortfall		$—

	B.	Class A-2 Accrued Note Interest
		1.	Class A-2 Interest Rate		0.82%
			a.	Class A-2 Accrual Days	30
		2.	Class A-2 Monthly Interest		$—
		3.	Class A-2 Interest Carryover Shortfall		$—
		4.	Class A-2 Interest on Interest Carryover Shortfall		$—
		5.	Class A-2 Accrued Note Interest		$—
		6.	Payment of Class A-2 Accrued Note Interest from Available Funds		$—
		7.	Payment of Class A-2 Accrued Note Interest from Reserve Account Draw Amount		$—
		8.	This period Class A-2 Interest Carryover Shortfall		$—
2

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017
	C.	Class A-3 Accrued Note Interest
		1.	Class A-3 Interest Rate		1.20%
			a.	Class A-3 Accrual Days	30
		2.	Class A-3 Monthly Interest		$104,239.00
		3.	Class A-3 Interest Carryover Shortfall		$—
		4.	Class A-3 Interest on Interest Carryover Shortfall		$—
		5.	Class A-3 Accrued Note Interest		$104,239.00
		6.	Payment of Class A-3 Accrued Note Interest from Available Funds		$104,239.00
		7.	Payment of Class A-3 Accrued Note Interest from Reserve Account Draw Amount		$—
		8.	This period Class A-3 Interest Carryover Shortfall		$—

	D.	Class A-4 Accrued Note Interest
		1.	Class A-4 Interest Rate		1.54%
			a.	Class A-4 Accrual Days	30
		2.	Class A-4 Monthly Interest		$95,197.67
		3.	Class A-4 Interest Carryover Shortfall		$—
		4.	Class A-4 Interest on Interest Carryover Shortfall		$—
		5.	Class A-4 Accrued Note Interest		$95,197.67
		6.	Payment of Class A-4 Accrued Note Interest from Available Funds		$95,197.67
		7.	Payment of Class A-4 Accrued Note Interest from Reserve Account Draw Amount		$—
		8.	This period Class A-4 Interest Carryover Shortfall		$—

	E.	Class A Accrued Note Interest
		1.	Total Class A Accrued Note Interest		$199,436.67
		2.	Payment of Class A Accrued Note Interest from Available Funds		$199,436.67
		3.	Payment of Class A Accrued Note Interest from Reserve Account Draw Amount		$—
		4.	This period Class A Interest Carryover Shortfall		$—

	F.	Total Interest paid to Class A Notes			$199,436.67

	G.	Remaining Available Funds			$11,560,258.03

XI.	First Priority Allocation of Principal
	A.	Net Pool Balance as of the End of the Collection Period			$179,675,047.77
	B.	Aggregate Class A Notes Balance as of the End of the prior Payment Date			$178,419,001.15
	C.	First Priority Allocation of Principal Payable			$—
	D.	First Priority Allocation of Principal Payment from Available Funds			$—
	E.	First Priority Allocation of Principal Payment from Reserve Account Draw Amount			$—
	F.	Total First Priority of Principal Payment Amount			$—

	G.	Remaining Available Funds			$11,560,258.03

XII.	Interest Distributions to Class B Noteholders
	A.	Class B Accrued Interest
		1.	Class B Interest Rate		1.96%
			a.	Class B Accrual Days	30
		2.	Class B Monthly Interest		$14,406.00
		3.	Class B Interest Carryover Shortfall		$—
		4.	Class B Interest on Interest Carryover Shortfall		$—
		5.	Class B Accrued Interest		$14,406.00
		6.	Payment of Class B Accrued Interest from Available Funds		$14,406.00
		7.	Payment of Class B Accrued Interest from Reserve Account Draw Amount		$—
		8.	This period Class B Interest Carryover Shortfall		$—

	B.	Total Interest paid to Class B Notes			$14,406.00

	C.	Remaining Available Funds			$11,545,852.03

XIII.	Second Priority Allocation of Principal
	A.	Net Pool Balance as of the End of the Collection Period			$179,675,047.77
	B.	Aggregate Note Balance as of the End of the prior Payment Date			$187,239,001.15
	C.	Second Priority Allocation of Principal Payable			$7,563,953.38
	D.	Second Priority Allocation of Principal Payment from Available Funds			$7,563,953.38
	E.	Second Priority Allocation of Principal Payment from Reserve Account Draw Amount			$—
	F.	Total Second Priority of Principal Payment Amount			$7,563,953.38

	G.	Remaining Available Funds			$3,981,898.65
3

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017
XIV.	Required Reserve Account Amount for Next Distribution Date
	A.	Reserve Account Required Amount
		1.	Floor Amount (0.25% of Original Pool Balance)		$1,259,446.72
		2.	Target Amount (0.25% of Net Pool Balance as of the End of the Collection Period)		$449,187.62
		3.	Required Reserve Account Amount (Greater of Floor Amount & Target Amount)		$1,259,446.72
		4.	Required Reserve Deposit Amount		$—
		5.	Reserve Account Excess Amount		$313.50

	B.	Remaining Available Funds			$3,981,898.65

	C.	Reserve Account Activity
		1.	Beginning Reserve Account Balance		$1,259,446.72
		2.	Investment Income on Reserve Account Balance (as of month end)		$313.50
		3.	Withdrawal from Reserve Account to pay Servicing Fee		$—
		4.	Withdrawal from Reserve Account to pay Class A Interest
			a.	Class A-1 Notes	$—
			b.	Class A-2 Notes	$—
			c.	Class A-3 Notes	$—
			d.	Class A-4 Notes	$—
			e.	Total	$—
		5.	Withdrawal from Reserve Account to pay First Priority Allocation Principal
			a.	Class A-1 Notes	$—
			b.	Class A-2 Notes	$—
			c.	Class A-3 Notes	$—
			d.	Class A-4 Notes	$—
			e.	Total	$—
		6.	Withdrawal from Reserve Account to pay Class B Interest		$—
		7.	Withdrawal from Reserve Account to pay Second Priority Allocation Principal
			a.	Class A-1 Notes	$—
			b.	Class A-2 Notes	$—
			c.	Class A-3 Notes	$—
			d.	Class A-4 Notes	$—
			e.	Class B Notes	$—
			f.	Total	$—
		8.	Deposit from Remaining Available Funds to fund Reserve Account (up to Required Amount)		$—
		9.	Reserve Account Excess Amount		$313.50
		10.	Ending Reserve Account Balance		$1,259,446.72

XV.	Regular Allocation of Principal
	A.	Net Pool Balance as of the End of the Collection Period			$179,675,047.77
	B.	Aggregate Note Balance as of the End of the prior Payment Date			$187,239,001.15
	C.	Regular Allocation of Principal Payable			$3,778,340.15
	D.	Regular Allocation of Principal Paid from Available Funds			$3,778,340.15

	E.	Remaining Available Funds			$203,558.50

XVI.	Unpaid Fees and Expenses to the Trustee
	A.	Unpaid Fees and Expenses to the Trustee Payable			$—
	B.	Unpaid Fees and Expenses to the Trustee Paid from Available Funds			$—

	C.	Remaining Available Funds			$203,558.50

XVII.	Legal Expenses and Costs Incurred to the Servicer
	A.	Legal Expenses and Costs Incurred to the Servicer Payable			$—
	B.	Legal Expenses and Costs Incurred to the Servicer Paid from Available Funds			$—

	C.	Remaining Available Funds			$203,558.50

XVIII.	Remaing Available Funds to the Certificate Holder
	A.	Remaing Available Funds to the Certificate Holder			$203,558.50
4

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017
XIX.	Distribution of Principal by Class
	A.	Class A-1 Principal Distribution Amount
		1.	Beginning Class A-1 Principal Balance	$—
		2.	Class A-1 Monthly Principal	$—
		3.	Class A-1 Principal Distribution Amount	$—
		4.	Payment of Class A-1 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-1 Principal Distribution Amount As Second Priority Principal Payment Account	$—
		6.	Payment of Class A-1 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$—
		7.	Payment of Class A-1 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-1 Principal Balance	$—
		Total Principal paid to Class A-1 Notes		$—

	B.	Class A-2 Principal Distribution Amount
		1.	Beginning Class A-2 Principal Balance	$—
		2.	Class A-2 Monthly Principal	$—
		3.	Class A-2 Principal Distribution Amount	$—
		4.	Payment of Class A-2 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-2 Principal Distribution Amount As Second Priority Principal Payment Account	$—
		6.	Payment of Class A-2 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$—
		7.	Payment of Class A-2 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-2 Principal Balance	$—
		Total Principal paid to Class A-2 Notes		$—

	C.	Class A-3 Principal Distribution Amount
		1.	Beginning Class A-3 Principal Balance	$104,239,001.15
		2.	Class A-3 Monthly Principal	$11,342,293.53
		3.	Class A-3 Principal Distribution Amount	$11,342,293.53
		4.	Payment of Class A-3 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-3 Principal Distribution Amount As Second Priority Principal Payment Account	$7,563,953.38
		6.	Payment of Class A-3 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$3,778,340.15
		7.	Payment of Class A-3 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-3 Principal Balance	$92,896,707.62
		Total Principal paid to Class A-3 Notes		$11,342,293.53

	D.	Class A-4 Principal Distribution Amount
		1.	Beginning Class A-4 Principal Balance	$74,180,000.00
		2.	Class A-4 Monthly Principal	$—
		3.	Class A-4 Principal Distribution Amount	$—
		4.	Payment of Class A-4 Principal Distribution Amount As First Priority Principal Payment Account	$—
		5.	Payment of Class A-4 Principal Distribution Amount As Second Priority Principal Payment Account	$—
		6.	Payment of Class A-4 Principal Distribution Amount from Regular Allocation of Principal Payment Account	$—
		7.	Payment of Class A-4 Principal Distribution Amount from Reserve Account Draw Amount	$—
		8.	Ending Class A-4 Principal Balance	$74,180,000.00
		Total Principal paid to Class A-4 Notes		$—

	E.	Class A Principal Distribution Amount
		1.	Total Class A Principal Distribution Amount	$11,342,293.53
		2.	Payment of Class A Principal Distribution Amount As First Priority Principal Payment Account	$—
		3.	Payment of Class A Principal Distribution Amount As Second Priority Principal Payment Account	$7,563,953.38
		4.	Payment of Class A Principal Distribution Amount As Regular Allocation Principal Payment Account	$3,778,340.15
		5.	Payment of Class A Principal Distribution Amount from Reserve Account Draw Amount	$—

	F.	Total Principal paid to Class A Noteholders		$11,342,293.53

	G.	Class B Principal Distribution Amount
		1.	Beginning Class B Principal Balance	$8,820,000.00
		2.	Class B Monthly Principal	$—
		3.	Total Class B Principal Distribution Amount	$—
		4.	Payment of Class A Principal Distribution Amount As Second Priority Principal Payment Account	$—
		5.	Payment of Class A Principal Distribution Amount As Regular Allocation Principal Payment Account	$—
		6.	Payment of Class B Principal Distribution Amount from Reserve Account Draw Amount	$—
		7.	Ending Class B Principal Balance	$8,820,000.00
		Total Principal paid to Class B Notes		$—

	H.	Total Principal paid to Class B Notes		$—
5

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017
XX.	Delinquency and Loss Information			Third Prior	Second Prior	Prior	Current
	A.	Receivables Delinquency Information		Period	Period	Period	Period
		1.	Delinquency ($)	Dollars
			30-59 days	$591,979.96	$654,744.48	$568,202.77	$612,136.54
			60-89 days	$142,972.80	$112,169.08	$95,468.16	$108,940.72
			90-119 days	$30,896.25	$57,972.91	$45,041.65	$21,603.81
			Total	$765,849.01	$824,886.47	$708,712.58	$742,681.07

				Third Prior Period	Second Prior Period	Prior Period	Current Period
		2.	Delinquency (%)	% of EOP Pool Balance
			30-59 days	0.28%	0.32%	0.30%	0.34%
			60-89 days	0.07%	0.06%	0.05%	0.06%
			90-119 days	0.01%	0.03%	0.02%	0.01%
			Total	0.36%	0.41%	0.37%	0.41%

				Third Prior Period	Second Prior Period	Prior Period	Current Period
		3.	Delinquency (#)	Number of Accounts
			30-59 days	56	63	49	65
			60-89 days	20	12	12	9
			90-119 days	3	11	8	4
			Total	79	86	69	78

				Third Prior Period	Second Prior Period	Prior Period	Current Period
		4.	Outstanding Principal Balance for Delinquency >=60 days	$173,869.05	$170,141.99	$140,509.81	$130,544.53
		5.	Outstanding Principal Balance for Delinquency >=90 days	$30,896.25	$57,972.91	$45,041.65	$21,603.81
		6.	Pool Principal Ending Balance for Collection Period	$214,063,927.76	$202,842,063.87	$191,017,341.30	$179,675,047.77
		7.	Delinquency Percentage >=90 days	0.01%	0.03%	0.02%	0.01%
		8.	Delinquency Percentage >=60 days	0.08%	0.08%	0.07%	0.07%
		9.	3-Mo Average Delinquency Percentage >=60 days	0.08%	0.08%	0.08%	0.08%

	B.	Receivables Default/Loss Information		Third Prior Period	Second Prior Period	Prior Period	Current Period
		1.	Principal Recoveries of Defaulted Receivable	$34,337.54	$26,893.91	$56,182.03	$46,345.89
		2.	Principal Balance of Defaulted Receivable	$115,004.00	$36,534.79	$109,130.36	$101,658.29
		3.	Average Principal Pool Balance for Collection Period	$219,933,734.41	$208,452,995.82	$196,929,702.59	$185,346,194.54
		4.	Net Loss Ratio (Based on initial Cut-Off Date balance)	0.02%	0.00%	0.01%	0.01%
		5.	Cumulative Net Loss Ratio (Based on initial Cut-Off Date balance)	0.20%	0.21%	0.22%	0.23%
		6.	Net Loss Ratio to Average Principal Pool Balance	0.04%	0.00%	0.03%	0.03%
		7.	4-Mo Average Net Loss Ratio to Average Principal Pool Balance	0.02%	0.01%	0.02%	0.02%
		8.	Number of Receivables with a Realized Loss	9	5	15	7
		9.	Average Net Loss (Gain) for Receivables that have experienced a Realized Loss	$8,962.94	$1,928.18	$3,529.89	$7,901.77

	C.	Loan Loss Experience for USAOT 2015-1		Third Prior Period	Second Prior Period	Prior Period	Current Period
		1.	Number of Loans as of End of Collection Period	19,979	19,318	18,581	17,854
		2.	Period Ending Outstandings (Principal Balance)	$214,063,927.76	$202,842,063.87	$191,017,341.30	$179,675,047.77
		3.	Average Outstandings	$219,933,734.41	$208,452,995.82	$196,929,702.59	$185,346,194.54
		4.	Number of Gross Charge-Offs	9	5	15	7
		5.	Gross Charge-Offs as a $ amount of EOP Outstandings	$115,004.00	$36,534.79	$109,130.36	$101,658.29
		6.	Gross Charge-Offs as a % of EOP Outstandings	0.64%	0.22%	0.69%	0.68%
		7.	Gross Charge-Offs as a % of Average Outstanding	0.63%	0.21%	0.66%	0.66%
		8.	Recoveries as a $ amount of EOP Outstandings	$34,337.54	$26,893.91	$56,182.03	$46,345.89
		9.	Net Charge-Offs as a $ amount of EOP Outstandings	$80,666.46	$9,640.88	$52,948.33	$55,312.40
		10.	Net Charge-Offs as a % of EOP Outstandings	0.45%	0.06%	0.33%	0.37%
		11.	Net Charge-Offs as a % of Average Outstandings	0.44%	0.06%	0.32%	0.36%

	D.	Weighted Average Coupon		3.93%	3.92%	3.91%	3.90%
	E.	Weighted Average Remaining Maturity		36.46	35.72	34.99	34.30

	$491,180,000.00 USAA Auto Owner Trust 2015-1, Class A
	$8,820,000.00 USAA Auto Owner Trust 2015-1, Class B
	MONTHLY SERVICER REPORT
6

USAA Auto Owner Trust 2015-1
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: U.S. Bank National Association
Monthly Servicer Report
Collection Period #	20

Determination Date	3/13/2017
Record Date	3/14/2017
Collection Period # End Date	2/28/2017
Payment Date	3/15/2017
XXI.	(Reserved)

On March 15, 2017, interest and principal paid on the underlying assets for the month of February 2017 were paid to you by the paying agent on behalf of U.S. Bank National Association, in its capacity as Indenture Trustee for the above referenced issue. The following information is being provided pursuant to Section 4.6 of the Sale and Servicing Agreement, dated as of July 29, 2015. This payment per dollar of current outstandings of your holdings is allocated as follows:

XXII.	Principal and Interest Paid for Current Month as a Factor
	A.	Class A-1 Principal Payment		$—
		1.	Principal Factor	0
		2.	Class A-1 Outstanding Principal Balance	$—
	B.	Class A-2 Principal		$—
		1.	Principal Factor	0
		2.	Class A-2 Outstanding Principal Balance	$—
	C.	Class A-3 Principal		$11,342,293.53
		1.	Principal Factor	0.108810459
		2.	Class A-3 Outstanding Principal Balance	$92,896,707.62
	D.	Class A-4 Principal		$—
		1.	Principal Factor	0
		2.	Class A-4 Outstanding Principal Balance	$74,180,000.00

	E.	Class A-1 Interest		$—
		1.	Interest Factor	0
	F.	Class A-2 Interest		$—
		1.	Interest Factor	0
	G.	Class A-3 Interest		$104,239.00
		1.	Interest Factor	0.001
	H.	Class A-4 Interest		$95,197.67
		1.	Interest Factor	0.001283333

	I.	Class B Principal		$—
		1.	Principal Factor	0
		2.	Class B Outstanding Principal Balance	$8,820,000.00

	J.	Class B Interest		$14,406.00
		1.	Interest Factor	0.001633333

	K.	Pool Balance after this payment		$179,675,047.77
	L.	Pool Factor after this payment		0.356654722
7